Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Regulatory Assets [Line Items]
Total regulatory assets	$ 3,589	$ 3,588
Less: Current portion	(492)	(470)
Long-term regulatory assets	3,097	3,118
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,222	3,103
Less: Current portion	(357)	(441)
Long-term regulatory liabilities	2,865	2,662
Deferred income taxes (Notes 3 and 22)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,289	1,361
Future cost of removal (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,217	1,206
Employee future benefits (Notes 3 and 23)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	196	43
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	116	104
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 107	100
Renewable energy surcharge | UNS Energy
Regulatory Liabilities [Line Items]
Renewable energy target (at least) (percent)	15.00%
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 83	83
Derivatives (Notes 3 and 25) | Energy contracts subject to regulatory deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	52	17
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	162	189
Other regulatory liabilities, individually less than threshold
Regulatory Liabilities [Line Items]
Threshold amount, other regulatory liabilities	40
Deferred income taxes (Notes 3 and 22)
Regulatory Assets [Line Items]
Total regulatory assets	1,806	1,697
Employee future benefits (Notes 3 and 23)
Regulatory Assets [Line Items]
Total regulatory assets	388	588
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	$ 384	334
Deferred energy management costs | Minimum
Regulatory Assets [Line Items]
Remaining recovery period	2 years
Deferred energy management costs | Maximum
Regulatory Assets [Line Items]
Remaining recovery period	10 years
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	$ 339	213
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	127	122
Manufactured gas plant site remediation deferral (Note 16)
Regulatory Assets [Line Items]
Total regulatory assets	96	107
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	$ 48	55
Remaining recovery period	10 years
Derivatives (Notes 3 and 25) | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	$ 20	73
Other
Regulatory Assets [Line Items]
Total regulatory assets	381	$ 399
Other regulatory assets, individually less than threshold
Regulatory Assets [Line Items]
Threshold amount, other regulatory assets	$ 40